BANK LOANS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Offsetting Assets [Line Items]
Interest Expense, Debt	$ 55,000	$ 86,000
Bank Loans [Member]
Offsetting Assets [Line Items]
Interest Expense, Debt	$ 130,952	$ 10,693